Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following information:

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)(3)(4)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to non-PEO Named Executive Officers (2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (6)	Operating Income (6)	RONAEBIT (7)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)
2022	$9,484,660	$12,577,620	$2,687,596	$3,520,186	$145.95	$127.15	$911.7	$954.7	35.5%
2021	9,872,946	17,335,075	2,809,457	4,597,000	134.00	134.52	820.5	852.9	35.5%
2020	7,933,529	3,713,918	2,398,651	1,274,781	104.01	111.06	627.0	630.9	27.8%

(1)	Information for the principal executive officer (“PEO”) for all years presented relates to Nicholas T. Pinchuk, Chairman, President and Chief Executive Officer.
Information for the non-PEO Named Executive Officers for all years presented relates to:

•	Aldo J. Pagliari – Senior Vice President–Finance and Chief Financial Officer

•	Thomas J. Ward – Senior Vice President and President–Repair Systems and Information Group

•	Anup R. Banerjee – Senior Vice President–Human Resources and Chief Development Officer

•	Timothy L. Chambers – Senior Vice President and President–Snap-on Tools Group

(2)
The dollar amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO Named Executive Officers” columns represent the amount of “compensation actually paid” to these executive officers as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to these individuals during the applicable year.

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns for the PEO and non-PEOs NEOs was determined by reference to: (i) for stock options, a Black-Scholes value as of the relevant measurement date; (ii) for outstanding RSU awards from 2021 and 2022, the closing price on the applicable year-end dates or, in the case of vesting dates, the actual vesting price; and (iii) for the 2020 RSUs and PSUs granted in 2020 through 2022, the same valuation methodology as RSU awards discussed above except that year-end values are multiplied by the probability of achievement as of each such date.

(3)
For the portion of compensation included in the “Compensation Actually Paid” columns that is based on year-end stock prices, the following prices were used: 2022—$228.49; 2021—$215.38; and 2020—$171.14. For PSUs that vested during the fiscal year, the values are based on the closing stock price on the vesting date, which was $211.67 in fiscal 2022, and $155.34 in fiscal 2020. For

RSUs that vested during the fiscal year, the values are based on the closing stock price on the vesting date, which was $171.14 in fiscal 2020. For the PSUs that were forfeited in fiscal 2021, the value is based on the closing stock price as of the end of fiscal 2020—$171.14. The performance-based RSUs granted in fiscal 2020, which could have been earned based on fiscal 2020 consolidated financial performance, did not vest and were, therefore, forfeited. For further information regarding the valuation of equity awards, see Note 14 to our Consolidated Financial Statements.

(4)	The amounts reported in these columns for the periods presented reflect the following adjustments from total compensation as reported in the Summary Compensation Table (the “SCT”):

	PEO	Average Non-PEO
Total Compensation Reported in 2022 SCT	$9,484,660	$2,687,596
Less: Value of Option Awards reported in SCT	(1,179,998)	(366,031)
Less: Value of Stock Awards reported in SCT	(4,673,039)	(1,087,137)
Less: Change in Pension Value in SCT	(486,011)	(78,544)
Less: Fair value of awards granted in prior fiscal years that failed to vest	—	—
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	5,044,374	1,173,525
Plus: Change in fair value of prior year awards that are unvested and outstanding	1,961,645	438,230
Plus: Change in fair value of prior year awards that vested in the fiscal year	(43,795)	(10,476)
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,627,579	504,869
Plus: Change in fair value of prior year options that are unvested and outstanding	823,191	234,863
Plus: Change in fair value of prior year options that vested in the fiscal year	19,013	4,666
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	18,625
Actual Compensation Paid for Fiscal Year 2022	$12,577,620	$3,520,186

	PEO	Average Non-PEO
Total Compensation Reported in 2021 SCT	$9,872,946	$2,809,457
Less: Value of Option Awards reported in SCT	(1,116,427)	(358,976)
Less: Value of Stock Awards reported in SCT	(4,818,839)	(1,162,032)
Less: Change in Pension Value in SCT	(365,210)	(79,484)
Less: Fair value of awards granted in prior fiscal years that failed to vest	—	—
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	8,458,207	1,959,466
Plus: Change in fair value of prior year awards that are unvested and outstanding	2,486,223	605,915
Plus: Change in fair value of prior year awards that vested in the fiscal year	—	—
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,440,007	463,020
Plus: Change in fair value of prior year options that are unvested and outstanding	1,006,273	249,872
Plus: Change in fair value of prior year options that vested in the fiscal year	371,895	89,687
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	20,075
Actual Compensation Paid for Fiscal Year 2021	$17,335,075	$4,597,000

	PEO	Average Non-PEO
Total Compensation Reported in 2020 SCT	$7,933,529	$2,398,651
Less: Value of Option Awards reported in SCT	(1,965,392)	(490,999)
Less: Value of Stock Awards reported in SCT	(3,117,052)	(769,088)
Less: Change in Pension Value in SCT	(228,126)	(205,039)
Less: Fair value of awards granted in prior fiscal years that failed to vest	(1,214,582)	(278,960)
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	1,717,048	423,700
Plus: Change in fair value of prior year awards that are unvested and outstanding	(250,790)	(59,993)
Plus: Change in fair value of prior year awards that vested in the fiscal year	(228,108)	(49,774)
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,933,364	482,998
Plus: Change in fair value of prior year options that are unvested and outstanding	(412,320)	(98,840)
Plus: Change in fair value of prior year options that vested in the fiscal year	(453,653)	(102,850)
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	24,975
Actual Compensation Paid for Fiscal Year 2020	$3,713,918	$1,274,781
Pension service cost was calculated using the same methodology as used for the Company’s Consolidated Financial Statements, which is discussed in Note 12 to our Consolidated Financial Statements.

(5)
The share prices illustrate the cumulative total shareholder return (“TSR”) each year of Snap-on common stock and of the S&P 500 Industrials Index since December 31, 2019, of a $100 investment, assuming that dividends were reinvested quarterly.

(6)
Net income and Operating income are reported in millions. Operating income represents income from continuing operations, excluding financial services income and the effect of foreign currency translation.

(7)
Return on net assets employed before interest and taxes (“RONAEBIT”) is calculated using a thirteen-month average and represents return on net assets employed before interest and taxes, excluding financial services and the effect of foreign currency translation. This methodology is consistent with that employed to calculate a company’s weighted average cost of capital.

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote [Text Block]	Information for the principal executive officer (“PEO”) for all years presented relates to Nicholas T. Pinchuk, Chairman, President and Chief Executive Officer.
Information for the non-PEO Named Executive Officers for all years presented relates to:

•	Aldo J. Pagliari – Senior Vice President–Finance and Chief Financial Officer

•	Thomas J. Ward – Senior Vice President and President–Repair Systems and Information Group

•	Anup R. Banerjee – Senior Vice President–Human Resources and Chief Development Officer

•	Timothy L. Chambers – Senior Vice President and President–Snap-on Tools Group

Peer Group Issuers, Footnote [Text Block]	The share prices illustrate the cumulative total shareholder return (“TSR”) each year of Snap-on common stock and of the S&P 500 Industrials Index since December 31, 2019, of a $100 investment, assuming that dividends were reinvested quarterly.
PEO Total Compensation Amount	$ 9,484,660	$ 9,872,946	$ 7,933,529
PEO Actually Paid Compensation Amount	$ 12,577,620	17,335,075	3,713,918
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported in these columns for the periods presented reflect the following adjustments from total compensation as reported in the Summary Compensation Table (the “SCT”):

	PEO	Average Non-PEO
Total Compensation Reported in 2022 SCT	$9,484,660	$2,687,596
Less: Value of Option Awards reported in SCT	(1,179,998)	(366,031)
Less: Value of Stock Awards reported in SCT	(4,673,039)	(1,087,137)
Less: Change in Pension Value in SCT	(486,011)	(78,544)
Less: Fair value of awards granted in prior fiscal years that failed to vest	—	—
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	5,044,374	1,173,525
Plus: Change in fair value of prior year awards that are unvested and outstanding	1,961,645	438,230
Plus: Change in fair value of prior year awards that vested in the fiscal year	(43,795)	(10,476)
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,627,579	504,869
Plus: Change in fair value of prior year options that are unvested and outstanding	823,191	234,863
Plus: Change in fair value of prior year options that vested in the fiscal year	19,013	4,666
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	18,625
Actual Compensation Paid for Fiscal Year 2022	$12,577,620	$3,520,186

	PEO	Average Non-PEO
Total Compensation Reported in 2021 SCT	$9,872,946	$2,809,457
Less: Value of Option Awards reported in SCT	(1,116,427)	(358,976)
Less: Value of Stock Awards reported in SCT	(4,818,839)	(1,162,032)
Less: Change in Pension Value in SCT	(365,210)	(79,484)
Less: Fair value of awards granted in prior fiscal years that failed to vest	—	—
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	8,458,207	1,959,466
Plus: Change in fair value of prior year awards that are unvested and outstanding	2,486,223	605,915
Plus: Change in fair value of prior year awards that vested in the fiscal year	—	—
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,440,007	463,020
Plus: Change in fair value of prior year options that are unvested and outstanding	1,006,273	249,872
Plus: Change in fair value of prior year options that vested in the fiscal year	371,895	89,687
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	20,075
Actual Compensation Paid for Fiscal Year 2021	$17,335,075	$4,597,000

	PEO	Average Non-PEO
Total Compensation Reported in 2020 SCT	$7,933,529	$2,398,651
Less: Value of Option Awards reported in SCT	(1,965,392)	(490,999)
Less: Value of Stock Awards reported in SCT	(3,117,052)	(769,088)
Less: Change in Pension Value in SCT	(228,126)	(205,039)
Less: Fair value of awards granted in prior fiscal years that failed to vest	(1,214,582)	(278,960)
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	1,717,048	423,700
Plus: Change in fair value of prior year awards that are unvested and outstanding	(250,790)	(59,993)
Plus: Change in fair value of prior year awards that vested in the fiscal year	(228,108)	(49,774)
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,933,364	482,998
Plus: Change in fair value of prior year options that are unvested and outstanding	(412,320)	(98,840)
Plus: Change in fair value of prior year options that vested in the fiscal year	(453,653)	(102,850)
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	24,975
Actual Compensation Paid for Fiscal Year 2020	$3,713,918	$1,274,781
Pension service cost was calculated using the same methodology as used for the Company’s Consolidated Financial Statements, which is discussed in Note 12 to our Consolidated Financial Statements.

Non-PEO NEO Average Total Compensation Amount	$ 2,687,596	2,809,457	2,398,651
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,520,186	4,597,000	1,274,781
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts reported in these columns for the periods presented reflect the following adjustments from total compensation as reported in the Summary Compensation Table (the “SCT”):

	PEO	Average Non-PEO
Total Compensation Reported in 2022 SCT	$9,484,660	$2,687,596
Less: Value of Option Awards reported in SCT	(1,179,998)	(366,031)
Less: Value of Stock Awards reported in SCT	(4,673,039)	(1,087,137)
Less: Change in Pension Value in SCT	(486,011)	(78,544)
Less: Fair value of awards granted in prior fiscal years that failed to vest	—	—
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	5,044,374	1,173,525
Plus: Change in fair value of prior year awards that are unvested and outstanding	1,961,645	438,230
Plus: Change in fair value of prior year awards that vested in the fiscal year	(43,795)	(10,476)
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,627,579	504,869
Plus: Change in fair value of prior year options that are unvested and outstanding	823,191	234,863
Plus: Change in fair value of prior year options that vested in the fiscal year	19,013	4,666
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	18,625
Actual Compensation Paid for Fiscal Year 2022	$12,577,620	$3,520,186

	PEO	Average Non-PEO
Total Compensation Reported in 2021 SCT	$9,872,946	$2,809,457
Less: Value of Option Awards reported in SCT	(1,116,427)	(358,976)
Less: Value of Stock Awards reported in SCT	(4,818,839)	(1,162,032)
Less: Change in Pension Value in SCT	(365,210)	(79,484)
Less: Fair value of awards granted in prior fiscal years that failed to vest	—	—
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	8,458,207	1,959,466
Plus: Change in fair value of prior year awards that are unvested and outstanding	2,486,223	605,915
Plus: Change in fair value of prior year awards that vested in the fiscal year	—	—
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,440,007	463,020
Plus: Change in fair value of prior year options that are unvested and outstanding	1,006,273	249,872
Plus: Change in fair value of prior year options that vested in the fiscal year	371,895	89,687
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	20,075
Actual Compensation Paid for Fiscal Year 2021	$17,335,075	$4,597,000

	PEO	Average Non-PEO
Total Compensation Reported in 2020 SCT	$7,933,529	$2,398,651
Less: Value of Option Awards reported in SCT	(1,965,392)	(490,999)
Less: Value of Stock Awards reported in SCT	(3,117,052)	(769,088)
Less: Change in Pension Value in SCT	(228,126)	(205,039)
Less: Fair value of awards granted in prior fiscal years that failed to vest	(1,214,582)	(278,960)
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	1,717,048	423,700
Plus: Change in fair value of prior year awards that are unvested and outstanding	(250,790)	(59,993)
Plus: Change in fair value of prior year awards that vested in the fiscal year	(228,108)	(49,774)
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,933,364	482,998
Plus: Change in fair value of prior year options that are unvested and outstanding	(412,320)	(98,840)
Plus: Change in fair value of prior year options that vested in the fiscal year	(453,653)	(102,850)
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	24,975
Actual Compensation Paid for Fiscal Year 2020	$3,713,918	$1,274,781
Pension service cost was calculated using the same methodology as used for the Company’s Consolidated Financial Statements, which is discussed in Note 12 to our Consolidated Financial Statements.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The graph below illustrates the relationship between the compensation actually paid to the Company’s CEO (referred to in the graphs below as the PEO) and the average of the compensation paid to the other NEOs, and the TSR of Snap-on common stock and the S&P 500 Industrials Index for the indicated fiscal years:

Compensation Actually Paid vs. Net Income [Text Block]
The graph below presents the relationship between the compensation actually paid to the
Company’s CEO
an
d the average of the compensation paid to the other NEOs and the Company’s net income and operating income for the indicated fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The graph below presents the relationship between the compensation actually paid to the Company’s CEO and the average of the compensation paid to the other NEOs and the Company’s RONAEBIT for the indicated fiscal years:

Tabular List [Table Text Block]	The table below includes the metrics that the Company believes are the most important financial performance measures
u
sed to link compensation actually paid to Company performance for the most recently completed fiscal year:

Financial Performance Measure	Description
Operating income	Metric in annual incentive plan
RONAEBIT	Metric in annual incentive plan and PSUs
Sales	Metric in PSUs
Share price	Impacts value of stock options, PSUs and RSUs

Total Shareholder Return Amount	$ 145.95	134	104.01
Peer Group Total Shareholder Return Amount	127.15	134.52	111.06
Net Income (Loss)	$ 911,700,000	$ 820,500,000	$ 627,000,000
Company Selected Measure Amount	954,700,000	852,900,000	630,900,000
PEO Name	Nicholas T. Pinchuk
Year End Closing Stock Price | $ / shares	$ 228.49	$ 215.38	$ 171.14
Closing Stock Price On The Vesting Date	$ 211.67		$ 155.34
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating income
Non-GAAP Measure Description [Text Block]	Operating income represents income from continuing operations, excluding financial services income and the effect of foreign currency translation.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	0.355	0.355	0.278
Measure Name	RONAEBIT
Non-GAAP Measure Description [Text Block]	Return on net assets employed before interest and taxes (“RONAEBIT”) is calculated using a thirteen-month average and represents return on net assets employed before interest and taxes, excluding financial services and the effect of foreign currency translation. This methodology is consistent with that employed to calculate a company’s weighted average cost of capital.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Share price
RSUs [Member]
Pay vs Performance Disclosure [Table]
Closing Stock Price On The Vesting Date			$ 171.14
PEO [Member] | Value of Option Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,179,998)	$ (1,116,427)	(1,965,392)
PEO [Member] | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,673,039)	(4,818,839)	(3,117,052)
PEO [Member] | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(486,011)	(365,210)	(228,126)
PEO [Member] | Fair value of awards granted in prior fiscal years that failed to vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,214,582)
PEO [Member] | Year-end value of awards granted in the fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,044,374	8,458,207	1,717,048
PEO [Member] | Change in fair value of prior year awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,961,645	2,486,223	(250,790)
PEO [Member] | Change in fair value of prior year awards that vested in the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,795)		(228,108)
PEO [Member] | Year-end value of options granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,627,579	1,440,007	1,933,364
PEO [Member] | Change in fair value of prior year options that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	823,191	1,006,273	(412,320)
PEO [Member] | Change in fair value of prior year options that vested in the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,013	371,895	(453,653)
Non-PEO NEO [Member] | Value of Option Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(366,031)	(358,976)	(490,999)
Non-PEO NEO [Member] | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,087,137)	(1,162,032)	(769,088)
Non-PEO NEO [Member] | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(78,544)	(79,484)	(205,039)
Non-PEO NEO [Member] | Fair value of awards granted in prior fiscal years that failed to vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(278,960)
Non-PEO NEO [Member] | Year-end value of awards granted in the fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,173,525	1,959,466	423,700
Non-PEO NEO [Member] | Change in fair value of prior year awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	438,230	605,915	(59,993)
Non-PEO NEO [Member] | Change in fair value of prior year awards that vested in the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,476)		(49,774)
Non-PEO NEO [Member] | Year-end value of options granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	504,869	463,020	482,998
Non-PEO NEO [Member] | Change in fair value of prior year options that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	234,863	249,872	(98,840)
Non-PEO NEO [Member] | Change in fair value of prior year options that vested in the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,666	89,687	(102,850)
Non-PEO NEO [Member] | Pension service cost in the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 18,625	$ 20,075	$ 24,975